Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 5,409,686	$ 5,384,781
Advances from affiliates	5,143	8,229
Cash and cash equivalents	160,221	149,014	$ 244,241	$ 126,146
Operating Segments
Segment Reporting Information [Line Items]
Total assets	5,244,322	5,227,538
Operating Segments | Liquefied natural gas segment
Segment Reporting Information [Line Items]
Total assets	4,924,627	4,861,977
Operating Segments | Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Total assets	319,695	326,111
Operating Segments | Conventional Tankers Segment
Segment Reporting Information [Line Items]
Total assets	0	39,450
Unallocated | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets		149,014
Cash and cash equivalents	160,221
Unallocated | Advances to affiliates
Segment Reporting Information [Line Items]
Total assets		$ 8,229
Advances from affiliates	$ 5,143